CALIFORNIA MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 6.9%
-------------------------------------------------------------------------
    $ 2,500        California Educational Facilities
                   Authority, (Pepperdine University),
                   5.00%, 11/1/29                            $  2,356,100
      1,850        California Educational Facilities
                   Authority, (Santa Clara University),
                   5.00%, 9/1/23                                1,796,979
      4,000        California Educational Facilities
                   Authority, (Stanford University),
                   5.125%, 1/1/31                               3,880,480
      2,500        California Educational Facilities
                   Authority, (University of Southern
                   California), 5.50%, 10/1/27                  2,529,925
-------------------------------------------------------------------------
                                                             $ 10,563,484
-------------------------------------------------------------------------
General Obligations -- 8.1%
-------------------------------------------------------------------------
    $ 4,500        California, 5.00%, 10/1/27                $  4,275,450
      2,500        California RITES, Variable Rate,
                   5/1/26(1)(2)                                 2,622,550
      1,750        Capistrano Unified School District,
                   5.75%, 9/1/29                                1,670,655
        600        Manteca Unified School District,
                   5.80%, 9/1/24                                  572,808
      3,625        Puerto Rico, Variable Rate, 7/1/27(1)(2)     3,267,901
-------------------------------------------------------------------------
                                                             $ 12,409,364
-------------------------------------------------------------------------
Hospital -- 5.7%
-------------------------------------------------------------------------
    $ 2,000        California Health Facilities Financing
                   Authority, (Cedars-Sinai Medical
                   Center), 6.25%, 12/1/34                   $  2,064,060
      1,750        California Statewide Communities
                   Development Authority, (Sonoma County
                   Indian Health), 6.40%, 9/1/29                1,562,400
      1,000        Stockton Health Facilities Authority,
                   (Dameron Hospital), 5.70%, 12/1/14             916,850
      2,000        Tahoe Forest Hospital District,
                   5.85%, 7/1/22                                1,664,480
      2,750        Washington Township, Health Care
                   District, 5.25%, 7/1/29                      2,556,207
-------------------------------------------------------------------------
                                                             $  8,763,997
-------------------------------------------------------------------------
Housing -- 6.3%
-------------------------------------------------------------------------
    $ 1,750        California Statewide Communities
                   Development Authority, (Chesapeake Bay
                   Apartments), 6.00%, 6/1/32                $  1,569,155
      1,000        California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 6.50%, 12/1/29                   974,560
        500        California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 7.25%, 12/1/34                   500,395
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Housing (continued)
-------------------------------------------------------------------------
    $ 1,750        California Statewide Communities
                   Development Authority, (Nantucket Bay
                   Apartments), 6.00%, 6/1/32                $  1,569,155
      1,700        California Statewide Communities
                   Development Authority, (Oaks at Sunset
                   Apartments), 6.00%, 6/1/36                   1,518,610
        800        Commerce, (Hermitage III Senior
                   Apartments), 6.50%, 12/1/29                    769,776
        450        Commerce, (Hermitage III Senior
                   Apartments), 6.85%, 12/1/29                    429,885
      2,765        Monterey County Housing Authority,
                   Multifamily, (Parkside Manor
                   Apartments), 5.00%, 1/1/29                   2,313,227
-------------------------------------------------------------------------
                                                             $  9,644,763
-------------------------------------------------------------------------
Industrial Development Revenue -- 0.8%
-------------------------------------------------------------------------
    $ 1,250        California Pollution Control Financing
                   Authority, (Mobil Oil Corp.), (AMT),
                   5.50%, 12/1/29                            $  1,240,150
-------------------------------------------------------------------------
                                                             $  1,240,150
-------------------------------------------------------------------------
Insured-Education -- 2.4%
-------------------------------------------------------------------------
    $ 3,770        California Educational Facilities
                   Authority, (Pooled College and
                   University), (MBIA), 5.10%, 4/1/23        $  3,640,576
-------------------------------------------------------------------------
                                                             $  3,640,576
-------------------------------------------------------------------------
Insured-Electric Utilities -- 4.0%
-------------------------------------------------------------------------
    $ 3,250        California Pollution Control Financing
                   Authority, (Southern California Edison
                   Co.), (MBIA), (AMT), 5.55%, 9/1/31        $  3,271,677
      2,975        Guam Power Authority, (MBIA),
                   5.125%, 10/1/29                              2,856,714
-------------------------------------------------------------------------
                                                             $  6,128,391
-------------------------------------------------------------------------
Insured-General Obligations -- 3.4%
-------------------------------------------------------------------------
    $ 3,650        Burbank Unified School District, (FGIC),
                   0.00%, 8/1/18                             $  1,395,760
      3,750        Los Angeles Unified School District,
                   (FGIC), 5.375%, 7/1/25                       3,763,762
-------------------------------------------------------------------------
                                                             $  5,159,522
-------------------------------------------------------------------------
Insured-Hospital -- 7.1%
-------------------------------------------------------------------------
    $ 7,500        California Health Facilities Authority,
                   (Little Company of Mary Health
                   Services), (AMBAC), 4.50%, 10/1/28        $  6,403,875
      1,245        California Statewide Communities
                   Development Authority, (Sutter Health)
                   Residual Certificates, (FSA), Variable
                   Rate, 8/15/27(2)(3)                          1,373,521

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Hospital (continued)
-------------------------------------------------------------------------
    $ 3,200        California Statewide Communities
                   Development, (Children's Hospital Los
                   Angeles), (MBIA), 5.25%, 8/15/29          $  3,132,384
-------------------------------------------------------------------------
                                                             $ 10,909,780
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 3.8%
-------------------------------------------------------------------------
    $11,500        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/28                             $  2,407,295
      3,750        San Mateo County Joint Powers Financing
                   Authority, (FSA), Variable Rate,
                   7/15/29(1)(2)                                3,330,488
-------------------------------------------------------------------------
                                                             $  5,737,783
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.5%
-------------------------------------------------------------------------
    $ 5,000        Pasadena, (Community Facilities District
                   North 1), (FSA), 5.25%, 12/1/25           $  4,948,500
        525        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                      443,741
-------------------------------------------------------------------------
                                                             $  5,392,241
-------------------------------------------------------------------------
Insured-Transportation -- 13.5%
-------------------------------------------------------------------------
    $ 3,500        Alameda Corridor Transportation
                   Authority, (MBIA), 4.75%, 1/1/25          $  3,166,240
      5,130        Foothills/Eastern Transportation
                   Corridor Agency, (FSA), 0.00%, 1/1/26        1,260,236
      2,500        Los Angeles County Metropolitan
                   Transportation Authority, (FGIC),
                   5.25%, 7/1/30                                2,461,125
      2,300        Port Oakland, (MBIA), (AMT),
                   5.375%, 11/1/25                              2,278,081
      2,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              1,784,340
      4,000        San Francisco City and County Airports
                   Commission, (International Airport),
                   (FSA), 4.75%, 5/1/29                         3,579,000
      6,000        San Francisco, (Bay Area Rapid
                   Transportation District), (FGIC),
                   5.50%, 7/1/34                                6,057,960
-------------------------------------------------------------------------
                                                             $ 20,586,982
-------------------------------------------------------------------------
Insured-Water and Sewer -- 10.2%
-------------------------------------------------------------------------
    $ 5,000        Contra Costa County, Water District,
                   (MBIA), 5.00%, 10/1/24                    $  4,788,200
      6,250        East Bay Municipal Utilities District
                   Water System, (MBIA), 5.00%, 6/1/38          5,854,563
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Water and Sewer (continued)
-------------------------------------------------------------------------
    $ 5,500        Metropolitan Water District, (Southern
                   California Waterworks), (MBIA),
                   4.75%, 7/1/21                             $  5,030,025
-------------------------------------------------------------------------
                                                             $ 15,672,788
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 4.7%
-------------------------------------------------------------------------
    $ 3,000        Duarte, Certificates of Participation,
                   5.25%, 4/1/24                             $  2,682,840
      4,000        Sacramento City Financing Authority,
                   5.40%, 11/1/20                               4,100,840
        500        Turlock Public Financing Authority,
                   5.45%, 9/1/24                                  464,120
-------------------------------------------------------------------------
                                                             $  7,247,800
-------------------------------------------------------------------------
Special Tax Revenue -- 11.6%
-------------------------------------------------------------------------
    $ 1,500        Bonita Canyon Public Facilities
                   Financing Authority, 5.375%, 9/1/28       $  1,343,280
        895        Brentwood Infrastructure Financing
                   Authority, 5.625%, 9/2/29                      834,731
      1,000        Brentwood Infrastructure Financing
                   Authority, 6.00%, 9/1/29                     1,001,940
      2,000        Corona Public Financing Authority,
                   5.80%, 9/1/20                                1,930,320
      1,590        Fontana Redevelopment Agency, (Jurupa
                   Hills), 5.60%, 10/1/27                       1,521,248
        750        Irvine, Improvement Bond Act of 1915,
                   5.50%, 9/2/22                                  695,685
      1,000        Irvine, Improvement Bond Act of 1915,
                   6.00%, 9/2/23                                1,003,600
      1,740        Lincoln Public Financing Authority,
                   Improvement Bond Act of 1915 (Twelve
                   Bridges), 6.20%, 9/2/25                      1,744,524
      2,465        Oakland Joint Powers Financing
                   Authority, 5.40%, 9/2/18                     2,430,194
        995        Oakland Joint Powers Financing
                   Authority, 5.50%, 9/2/24                       967,289
        250        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)         224,203
        700        Rancho Cucamonga Public Financing
                   Authority, 6.00%, 9/2/20                       699,524
      1,250        Roseville Special Tax, 6.30%, 9/1/25         1,263,175
      1,325        San Pablo Redevelopment Agency,
                   5.65%, 12/1/23                               1,273,762
        250        Santaluz Community Facilities District
                   No. 2, 6.10%, 9/1/21                           251,138
        500        Santaluz Community Facilities District
                   No. 2, 6.20%, 9/1/30                           502,815
-------------------------------------------------------------------------
                                                             $ 17,687,428
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Transportation -- 4.0%
-------------------------------------------------------------------------
    $ 3,750        Los Angeles County Metropolitan
                   Transportation Authority, Variable Rate,
                   7/1/28(1)(2)                              $  2,990,138
      1,170        Port Redwood City, (AMT),
                   5.125%, 6/1/30                               1,013,325
      2,515        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/28(2)(3)       2,125,728
-------------------------------------------------------------------------
                                                             $  6,129,191
-------------------------------------------------------------------------
Water and Sewer -- 2.4%
-------------------------------------------------------------------------
    $ 2,500        Metropolitan Water District, (Southern
                   California Waterworks), Variable Rate,
                   7/1/27(2)(3)                              $  2,129,575
      1,500        Santa Margarita Water District,
                   6.20%, 9/1/20                                1,522,755
-------------------------------------------------------------------------
                                                             $  3,652,330
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.4%
   (identified cost $153,985,740)                            $150,566,570
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                       $  2,508,533
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $153,075,103
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2000, 48.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.5% to 22.6% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF NOVEMBER 30, 2000

                                      CALIFORNIA TRUST  FLORIDA TRUST  MASSACHUSETTS TRUST  MICHIGAN TRUST
----------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                      $153,985,740     $93,579,212       $55,705,380       $46,120,770
   Unrealized depreciation                (3,419,170)     (3,918,044)       (2,735,021)       (2,034,401)
----------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                   $150,566,570     $89,661,168       $52,970,359       $44,086,369
----------------------------------------------------------------------------------------------------------
Cash                                    $      7,432     $        --       $    43,968       $    78,728
Receivable for investments sold                   --         892,898                --                --
Interest and dividends receivable          2,575,754       1,175,682         1,024,448           602,470
Prepaid expenses                               1,935             920             1,110               564
----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                            $153,151,691     $91,730,668       $54,039,885       $44,768,131
----------------------------------------------------------------------------------------------------------
Liabilities
----------------------------------------------------------------------------------------------------------
Payable for daily variation margin
   on financial futures contracts       $     32,980     $    18,139       $        --       $        --
Due to bank                                       --         878,159                --                --
Payable to affiliate for Trustees'
   fees                                           --              --                --               477
Accrued expenses                              43,608          34,183            34,525            33,186
----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                       $     76,588     $   930,481       $    34,525       $    33,663
----------------------------------------------------------------------------------------------------------
NET ASSETS                              $153,075,103     $90,800,187       $54,005,360       $44,734,468
----------------------------------------------------------------------------------------------------------
Sources of Net Assets
----------------------------------------------------------------------------------------------------------
Auction Preferred Shares, $0.01 par
   value, unlimited number of
   shares authorized                    $ 59,000,000     $35,500,000       $21,500,000       $17,500,000
Common Shares, $0.01 par value,
   unlimited number of
   shares authorized                          71,184          42,294            25,943            20,852
Additional paid-in capital               105,577,758      62,823,683        38,396,589        30,978,619
Accumulated net realized loss
   (computed on the basis of
   identified cost)                       (8,678,055)     (3,867,240)       (3,364,444)       (1,818,130)
Accumulated undistributed net
   investment income                         523,386         219,494           182,293            87,528
Net unrealized depreciation
   (computed on the basis of
   identified cost)                       (3,419,170)     (3,918,044)       (2,735,021)       (2,034,401)
----------------------------------------------------------------------------------------------------------
NET ASSETS                              $153,075,103     $90,800,187       $54,005,360       $44,734,468
----------------------------------------------------------------------------------------------------------
Net assets applicable to preferred
   shareholders --
   Auction Preferred Shares at
      liquidation value                 $ 59,000,000     $35,500,000       $21,500,000       $17,500,000
   Cumulative undeclared dividends            25,866           3,893             4,609             1,919
----------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS APPLICABLE TO
   PREFERRED SHARES                     $ 59,025,866     $35,503,893       $21,504,609       $17,501,919
----------------------------------------------------------------------------------------------------------
Net assets applicable to common
   shares                               $ 94,049,237     $55,296,294       $32,500,751       $27,232,549
----------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                        $153,075,103     $90,800,187       $54,005,360       $44,734,468
----------------------------------------------------------------------------------------------------------
Auction Preferred Shares Issued and Outstanding
(Liquidation preference of $25,000 per share)
----------------------------------------------------------------------------------------------------------
                                               2,360           1,420               860               700
----------------------------------------------------------------------------------------------------------
Common Shares Outstanding
----------------------------------------------------------------------------------------------------------
                                           7,118,405       4,229,355         2,594,255         2,085,197
----------------------------------------------------------------------------------------------------------
Net Asset Value Per Common Share
----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON
   SHARES  DIVIDED BY COMMON SHARES
   ISSUED AND OUTSTANDING               $      13.21     $     13.07       $     12.53       $     13.06
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF NOVEMBER 30, 2000

                                      NEW JERSEY TRUST  NEW YORK TRUST  OHIO TRUST   PENNSYLVANIA TRUST
-------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                      $94,626,567      $113,519,251   $61,489,593     $58,735,177
   Unrealized depreciation               (2,402,383)       (1,937,300)   (3,022,010)     (2,785,186)
-------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                   $92,224,184      $111,581,951   $58,467,583     $55,949,991
-------------------------------------------------------------------------------------------------------
Cash                                    $   701,822      $         --   $   541,604     $   171,145
Receivable for investments sold                  --         1,620,072        10,000              --
Interest and dividends receivable         2,003,238         2,011,478     1,177,229         949,374
Prepaid expenses                              1,002             1,057           709             642
-------------------------------------------------------------------------------------------------------
TOTAL ASSETS                            $94,930,246      $115,214,558   $60,197,125     $57,071,152
-------------------------------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------------------------------
Payable for investments purchased       $        --      $         --   $   996,078     $        --
Payable for daily variation margin
   on financial futures contracts                --            48,750        32,500          12,367
Payable for when-issued securities               --         1,490,270            --              --
Due to bank                                      --           113,554            --              --
Payable to affiliate for Trustees'
   fees                                          --               660         1,481             477
Accrued expenses                             31,064            38,757        45,948          36,891
-------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                       $    31,064      $  1,691,991   $ 1,076,007     $    49,735
-------------------------------------------------------------------------------------------------------
NET ASSETS                              $94,899,182      $113,522,567   $59,121,118     $57,021,417
-------------------------------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------------------------------
Auction Preferred Shares, $0.01 par
   value, unlimited number of
   shares authorized                    $38,000,000      $ 44,500,000   $23,500,000     $22,500,000
Common Shares, $0.01 par value,
   unlimited number of
   shares authorized                         44,847            52,999        27,774          26,632
Additional paid-in capital               66,615,059        78,674,036    41,259,934      39,565,735
Accumulated net realized loss
   (computed on the basis of
   identified cost)                      (7,613,372)       (7,959,408)   (2,719,114)     (2,401,307)
Accumulated undistributed net
   investment income                        255,031           280,973       133,689         115,543
Net unrealized depreciation
   (computed on the basis of
   identified cost)                      (2,402,383)       (2,026,033)   (3,081,165)     (2,785,186)
-------------------------------------------------------------------------------------------------------
NET ASSETS                              $94,899,182      $113,522,567   $59,121,118     $57,021,417
-------------------------------------------------------------------------------------------------------
Net assets applicable to preferred
   shareholders --
   Auction Preferred Shares at
      liquidation value                 $38,000,000      $ 44,500,000   $23,500,000     $22,500,000
   Cumulative undeclared dividends           16,660                --         7,808           7,399
-------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS APPLICABLE TO
   PREFERRED SHARES                     $38,016,660      $ 44,500,000   $23,507,808     $22,507,399
-------------------------------------------------------------------------------------------------------
Net assets applicable to common
   shares                               $56,882,522      $ 69,022,567   $35,613,310     $34,514,018
-------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                        $94,899,182      $113,522,567   $59,121,118     $57,021,417
-------------------------------------------------------------------------------------------------------
Auction Preferred Shares Issued and Outstanding
(Liquidation preference of $25,000 per share)
-------------------------------------------------------------------------------------------------------
                                              1,520             1,780           940             900
-------------------------------------------------------------------------------------------------------
Common Shares Outstanding
-------------------------------------------------------------------------------------------------------
                                          4,484,712         5,299,922     2,777,424       2,663,243
-------------------------------------------------------------------------------------------------------
Net Asset Value Per Common Share
-------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON
   SHARES  DIVIDED BY COMMON SHARES
   ISSUED AND OUTSTANDING               $     12.68      $      13.02   $     12.82     $     12.96
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2000

                                          CALIFORNIA TRUST  FLORIDA TRUST  MASSACHUSETTS TRUST  MICHIGAN TRUST
--------------------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------------------
Interest                                    $ 8,792,744      $ 5,309,745       $ 3,213,765        $2,594,758
Dividends                                            --               --            14,387                --
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                     $ 8,792,744      $ 5,309,745       $ 3,228,152        $2,594,758
--------------------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------------------
Investment adviser fee                      $ 1,011,318      $   600,967       $   359,019        $  297,428
Administration fee                              287,075          172,685           102,567            84,962
Trustees fees and expenses                        8,376            7,092             2,150             2,382
Legal and accounting services                    35,367           32,661            29,584            26,925
Printing and postage                             21,065           13,152             7,732             9,588
Custodian fee                                    56,552           37,979            24,931            21,886
Transfer and dividend disbursing agent           86,452           56,708            37,887            32,878
Preferred shares remarketing agent fee          147,904           91,283            53,897            44,943
Miscellaneous                                    34,763           28,153            26,976            27,416
--------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                              $ 1,688,872      $ 1,040,680       $   644,743        $  548,408
--------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee               $    56,552      $    37,979       $    24,931        $   21,886
   Reduction of investment adviser fee               --           38,341                --             7,712
--------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                    $    56,552      $    76,320       $    24,931        $   29,598
--------------------------------------------------------------------------------------------------------------

NET EXPENSES                                $ 1,632,320      $   964,360       $   619,812        $  518,810
--------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                       $ 7,160,424      $ 4,345,385       $ 2,608,340        $2,075,948
--------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                           $(2,007,510)     $(1,645,957)      $(1,739,252)       $ (624,509)
   Financial futures contracts                 (231,941)        (131,579)               --                --
--------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                           $(2,239,451)     $(1,777,536)      $(1,739,252)       $ (624,509)
--------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)      $13,512,983      $ 7,369,709       $ 4,488,382        $3,223,898
--------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)              $13,512,983      $ 7,369,709       $ 4,488,382        $3,223,898
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN            $11,273,532      $ 5,592,173       $ 2,749,130        $2,599,389
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $18,433,956      $ 9,937,558       $ 5,357,470        $4,675,337
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2000

                                          NEW JERSEY TRUST  NEW YORK TRUST  OHIO TRUST  PENNSYLVANIA TRUST
----------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------
Interest                                    $ 5,397,731      $ 6,547,335    $3,524,697      $3,293,609
Dividends                                       189,019               --            --              --
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                     $ 5,586,750      $ 6,547,335    $3,524,697      $3,293,609
----------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------
Investment adviser fee                      $   633,485      $   759,067    $  396,139      $  378,709
Administration fee                              181,441          216,229       113,612         109,042
Trustees fees and expenses                        7,554            8,887         3,632           2,532
Legal and accounting services                    38,460           36,944        29,610          25,770
Printing and postage                             12,052           17,988         8,722          11,611
Custodian fee                                    44,505           50,324        24,246          27,731
Transfer and dividend disbursing agent           57,332           61,417        41,406          41,568
Preferred shares remarketing agent fee           95,259          111,553        75,382          57,478
Miscellaneous                                    26,195           29,082        26,103          27,811
----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                              $ 1,096,283      $ 1,291,491    $  718,852      $  682,252
----------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee               $    44,505      $    50,324    $   24,246      $   27,731
   Reduction of investment adviser fee               --               --        25,325          60,023
----------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                    $    44,505      $    50,324    $   49,571      $   87,754
----------------------------------------------------------------------------------------------------------

NET EXPENSES                                $ 1,051,778      $ 1,241,167    $  669,281      $  594,498
----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                       $ 4,534,972      $ 5,306,168    $2,855,416      $2,699,111
----------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                           $(3,180,441)     $(1,768,356)   $ (547,415)     $ (719,228)
   Financial futures contracts                       --          (63,557)      (37,007)        (87,890)
----------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                           $(3,180,441)     $(1,831,913)   $ (584,422)     $ (807,118)
----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)      $ 7,588,010      $ 8,498,984    $3,236,143      $3,855,447
   Financial futures contracts                       --          (88,733)      (59,155)             --
----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)              $ 7,588,010      $ 8,410,251    $3,176,988      $3,855,447
----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN            $ 4,407,569      $ 6,578,338    $2,592,566      $3,048,329
----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $ 8,942,541      $11,884,506    $5,447,982      $5,747,440
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED NOVEMBER 30, 2000

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA TRUST  FLORIDA TRUST  MASSACHUSETTS TRUST  MICHIGAN TRUST
--------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  7,160,424     $ 4,345,385       $ 2,608,340       $ 2,075,948
   Net realized loss                          (2,239,451)     (1,777,536)       (1,739,252)         (624,509)
   Net change in unrealized
      appreciation (depreciation)             13,512,983       7,369,709         4,488,382         3,223,898
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                          $ 18,433,956     $ 9,937,558       $ 5,357,470       $ 4,675,337
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   Preferred Shareholders --
      From net investment income            $ (1,981,715)    $(1,428,492)      $  (740,116)      $  (669,102)
   Common Shareholders --
      From net investment income              (5,151,264)     (2,993,511)       (1,862,133)       (1,470,064)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS         $ (7,132,979)    $(4,422,003)      $(2,602,249)      $(2,139,166)
--------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to
      shareholders                          $    428,242     $    51,302       $   289,910       $        --
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS                       $    428,242     $    51,302       $   289,910       $        --
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                  $ 11,729,219     $ 5,566,857       $ 3,045,131       $ 2,536,171
--------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------
At beginning of year                        $141,345,884     $85,233,330       $50,960,229       $42,198,297
--------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $153,075,103     $90,800,187       $54,005,360       $44,734,468
--------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment
income included in net assets
--------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $    523,386     $   219,494       $   182,293       $    87,528
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED NOVEMBER 30, 2000

INCREASE (DECREASE) IN NET ASSETS         NEW JERSEY TRUST  NEW YORK TRUST  OHIO TRUST   PENNSYLVANIA TRUST
-----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $ 4,534,972      $  5,306,168   $ 2,855,416     $ 2,699,111
   Net realized loss                         (3,180,441)       (1,831,913)     (584,422)       (807,118)
   Net change in unrealized
      appreciation (depreciation)             7,588,010         8,410,251     3,176,988       3,855,447
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                          $ 8,942,541      $ 11,884,506   $ 5,447,982     $ 5,747,440
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   Preferred Shareholders --
      From net investment income            $(1,449,883)     $ (1,594,844)  $  (931,399)    $  (885,222)
   Common Shareholders --
      From net investment income             (3,159,321)       (3,813,105)   (1,979,425)     (1,885,576)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS         $(4,609,204)     $ (5,407,949)  $(2,910,824)    $(2,770,798)
-----------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to
      shareholders                          $    68,530      $    199,822   $    35,287     $        --
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS                       $    68,530      $    199,822   $    35,287     $        --
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                  $ 4,401,867      $  6,676,379   $ 2,572,445     $ 2,976,642
-----------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------
At beginning of year                        $90,497,315      $106,846,188   $56,548,673     $54,044,775
-----------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $94,899,182      $113,522,567   $59,121,118     $57,021,417
-----------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment
income included in net assets
-----------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $   255,031      $    280,973   $   133,689     $   115,543
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED NOVEMBER 30, 1999(1)

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA TRUST  FLORIDA TRUST  MASSACHUSETTS TRUST  MICHIGAN TRUST
--------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  5,383,612    $  3,245,865       $ 1,960,579       $ 1,584,012
   Net realized loss                          (6,438,604)     (2,089,704)       (1,625,192)       (1,193,621)
   Net change in unrealized
      appreciation (depreciation)            (16,932,153)    (11,287,753)       (7,223,403)       (5,258,299)
--------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                          $(17,987,145)   $(10,131,592)      $(6,888,016)      $(4,867,908)
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   Preferred Shareholders --
      From net investment income            $ (1,293,008)   $   (833,015)      $  (484,017)      $  (392,700)
   Common Shareholders --
      From net investment income              (3,594,663)     (2,116,738)       (1,300,360)       (1,040,566)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS         $ (4,887,671)   $ (2,949,753)      $(1,784,377)      $(1,433,266)
--------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of preferred
      shares                                $ 59,000,000    $ 35,500,000       $21,500,000       $17,500,000
   Proceeds from sale of common shares       105,225,000      62,962,500        37,950,000        31,050,000
   Reinvestment of distributions to
      shareholders                               766,603         280,332           406,440           114,549
   Offering costs and preferred shares
      underwriting discounts                    (870,903)       (528,157)         (323,818)         (265,078)
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $164,120,700    $ 98,214,675       $59,532,622       $48,399,471
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                  $141,245,884    $ 85,133,330       $50,860,229       $42,098,297
--------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------
At beginning of period                      $    100,000    $    100,000       $   100,000       $   100,000
--------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $141,345,884    $ 85,233,330       $50,960,229       $42,198,297
--------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment
income included in net assets
--------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $    495,941    $    296,112       $   176,202       $   150,746
--------------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, January 29, 1999, to November 30, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED NOVEMBER 30, 1999(1)

INCREASE (DECREASE) IN NET ASSETS         NEW JERSEY TRUST  NEW YORK TRUST  OHIO TRUST   PENNSYLVANIA TRUST
-----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  3,431,841     $  4,063,903   $ 2,122,549     $ 2,048,098
   Net realized loss                          (4,432,931)      (6,127,495)   (2,134,692)     (1,594,189)
   Net change in unrealized
      appreciation (depreciation)             (9,990,393)     (10,436,284)   (6,258,153)     (6,640,633)
-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                          $(10,991,483)    $(12,499,876)  $(6,270,296)    $(6,186,724)
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   Preferred Shareholders --
      From net investment income            $   (861,719)    $   (995,127)  $  (542,305)    $  (526,689)
   Common Shareholders --
      From net investment income              (2,234,623)      (2,686,022)   (1,391,147)     (1,334,179)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS         $ (3,096,342)    $ (3,681,149)  $(1,933,452)    $(1,860,868)
-----------------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of preferred
      shares                                $ 38,000,000     $ 44,500,000   $23,500,000     $22,500,000
   Proceeds from sale of common shares        66,750,000       78,760,116    41,400,000      39,675,000
   Reinvestment of distributions to
      shareholders                               299,002          325,240       104,735         154,913
   Offering costs and preferred shares
      underwriting discounts                    (563,862)        (658,143)     (352,314)       (337,546)
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $104,485,140     $122,927,213   $64,652,421     $61,992,367
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                  $ 90,397,315     $106,746,188   $56,448,673     $53,944,775
-----------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------
At beginning of period                      $    100,000     $    100,000   $   100,000     $   100,000
-----------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $ 90,497,315     $106,846,188   $56,548,673     $54,044,775
-----------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment
income included in net assets
-----------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $    335,499     $    382,754   $   189,097     $   187,230
-----------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, January 29, 1999, to November 30, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                          CALIFORNIA TRUST
                                  ---------------------------------
                                       YEAR ENDED NOVEMBER 30,
                                  ---------------------------------
                                    2000(1)          1999(1)(2)
-------------------------------------------------------------------
Net asset value -- Beginning
   of year (Common shares)          $11.630           $15.000
-------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------
Net investment income               $ 1.008           $ 0.773
Net realized and unrealized
   gain (loss)                        1.576            (3.322)
-------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 2.584           $(2.549)
-------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------
Preferred Shareholders --
   From net investment income       $(0.279)          $(0.186)
Common Shareholders --
   From net investment income       $(0.725)          $(0.510)
-------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(1.004)          $(0.696)
-------------------------------------------------------------------
PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                  $    --           $(0.040)
-------------------------------------------------------------------
PREFERRED SHARES UNDERWRITING
   DISCOUNTS                        $    --           $(0.085)
-------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR
   (COMMON SHARES)                  $13.210           $11.630
-------------------------------------------------------------------

MARKET VALUE -- END OF YEAR
   (COMMON SHARES)                  $11.688           $11.438
-------------------------------------------------------------------

TOTAL RETURN(3)                        8.79%           (20.70)%
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                          CALIFORNIA TRUST
                                  ---------------------------------
                                       YEAR ENDED NOVEMBER 30,
                                  ---------------------------------
                                    2000(1)          1999(1)(2)
-------------------------------------------------------------------

Ratios/Supplemental Data+ ++
-------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $153,075           $141,346
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(4)                     1.99%              1.66%(5)
   Net expenses after
     custodian fee
     reduction(4)                      1.92%              1.60%(5)
   Net investment income(4)            8.43%              6.83%(5)
Portfolio Turnover                       29%               146%
+  The expenses of the Trust may reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(4)                                            1.85%(5)
   Expenses after custodian
     fee reduction(4)                                     1.79%(5)
   Net investment income(4)                               6.64%(5)
   Net investment income per
     share                                            $  0.752
-------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets,
   including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                        1.17%              1.06%(5)
   Net expenses after
     custodian fee reduction           1.13%              1.02%(5)
   Net investment income               4.97%              4.37%(5)
+  The expenses of the Trust may reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                               1.18%(5)
   Expenses after custodian
     fee reduction                                        1.14%(5)
   Net investment income                                  4.25%(5)
-------------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                      2,360              2,360
   Asset coverage per
     preferred share(6)            $ 64,862           $ 59,892
   Involuntary liquidation
     preference per preferred
     share(7)                      $ 25,000           $ 25,000
   Approximate market value
     per preferred share(7)        $ 25,000           $ 25,000
-------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                            FLORIDA TRUST
                                  ---------------------------------
                                       YEAR ENDED NOVEMBER 30,
                                  ---------------------------------
                                    2000(1)          1999(1)(2)
-------------------------------------------------------------------
Net asset value -- Beginning
   of year (Common shares)          $11.770           $15.000
-------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------
Net investment income               $ 1.028           $ 0.779
Net realized and unrealized
   gain (loss)                        1.318            (3.180)
-------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 2.346           $(2.401)
-------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------
Preferred Shareholders --
   From net investment income       $(0.338)          $(0.200)
Common Shareholders --
   From net investment income       $(0.708)          $(0.502)
-------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(1.046)          $(0.702)
-------------------------------------------------------------------
PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                  $    --           $(0.042)
-------------------------------------------------------------------
PREFERRED SHARES UNDERWRITING
   DISCOUNTS                        $    --           $(0.085)
-------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR
   (COMMON SHARES)                  $13.070           $11.770
-------------------------------------------------------------------

MARKET VALUE -- END OF YEAR
   (COMMON SHARES)                  $10.500           $10.438
-------------------------------------------------------------------

TOTAL RETURN(3)                        7.20%           (27.62)%
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                            FLORIDA TRUST
                                  ---------------------------------
                                       YEAR ENDED NOVEMBER 30,
                                  ---------------------------------
                                    2000(1)          1999(1)(2)
-------------------------------------------------------------------

Ratios/Supplemental Data+ ++
-------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $90,800           $85,233
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(4)                     1.99%             1.74%(5)
   Net expenses after
     custodian fee
     reduction(4)                      1.91%             1.68%(5)
   Net investment income(4)            8.59%             6.89%(5)
Portfolio Turnover                       20%              101%
+  The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(4)                         2.07%             1.88%(5)
   Expenses after custodian
     fee reduction(4)                  1.99%             1.82%(5)
   Net investment income(4)            8.51%             6.75%(5)
   Net investment income per
     share                          $ 1.018           $ 0.763
-------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets,
   including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                        1.16%             1.11%(5)
   Net expenses after
     custodian fee reduction           1.12%             1.07%(5)
   Net investment income               5.05%             4.39%(5)
+  The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                            1.20%             1.20%(5)
   Expenses after custodian
     fee reduction                     1.16%             1.16%(5)
   Net investment income               5.01%             4.30%(5)
-------------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                      1,420             1,420
   Asset coverage per
     preferred share(6)             $63,944           $60,023
   Involuntary liquidation
     preference per preferred
     share(7)                       $25,000           $25,000
   Approximate market value
     per preferred share(7)         $25,000           $25,000
-------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                         MASSACHUSETTS TRUST
                                  ---------------------------------
                                       YEAR ENDED NOVEMBER 30,
                                  ---------------------------------
                                    2000(1)          1999(1)(2)
-------------------------------------------------------------------
Net asset value -- Beginning
   of year (Common shares)          $11.470           $15.000
-------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------
Net investment income               $ 1.008           $ 0.779
Net realized and unrealized
   gain (loss)                        1.058            (3.479)
-------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 2.066           $(2.700)
-------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------
Preferred Shareholders --
   From net investment income       $(0.286)          $(0.192)
Common Shareholders --
   From net investment income       $(0.720)          $(0.510)
-------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(1.006)          $(0.702)
-------------------------------------------------------------------
PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                  $    --           $(0.043)
-------------------------------------------------------------------
PREFERRED SHARES UNDERWRITING
   DISCOUNTS                        $    --           $(0.085)
-------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR
   (COMMON SHARES)                  $12.530           $11.470
-------------------------------------------------------------------

MARKET VALUE -- END OF YEAR
   (COMMON SHARES)                  $10.813           $11.438
-------------------------------------------------------------------

TOTAL RETURN(3)                        0.69%           (20.68)%
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                         MASSACHUSETTS TRUST
                                  ---------------------------------
                                       YEAR ENDED NOVEMBER 30,
                                  ---------------------------------
                                    2000(1)          1999(1)(2)
-------------------------------------------------------------------

Ratios/Supplemental Data+ ++
-------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $54,005           $50,960
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(4)                     2.17%             1.98%(5)
   Net expenses after
     custodian fee
     reduction(4)                      2.09%             1.91%(5)
   Net investment income(4)            8.80%             6.93%(5)
Portfolio Turnover                       32%              111%
+  The expenses of the Trust may reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(4)                                           2.01%(5)
   Expenses after custodian
     fee reduction(4)                                    1.94%(5)
   Net investment income(4)                              6.90%(5)
   Net investment income per
     share                                            $ 0.776
-------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets,
   including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                        1.26%             1.26%(5)
   Net expenses after
     custodian fee reduction           1.21%             1.21%(5)
   Net investment income               5.10%             4.41%(5)
+  The expenses of the Trust may reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                              1.28%(5)
   Expenses after custodian
     fee reduction                                       1.23%(5)
   Net investment income                                 4.39%(5)
-------------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                        860               860
   Asset coverage per
     preferred share(6)             $62,797           $59,256
   Involuntary liquidation
     preference per preferred
     share(7)                       $25,000           $25,000
   Approximate market value
     per preferred share(7)         $25,000           $25,000
-------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                           MICHIGAN TRUST
                                  ---------------------------------
                                       YEAR ENDED NOVEMBER 30,
                                  ---------------------------------
                                    2000(1)          1999(1)(2)
-------------------------------------------------------------------
Net asset value -- Beginning
   of year (Common shares)          $11.840           $15.000
-------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------
Net investment income               $ 0.996           $ 0.771
Net realized and unrealized
   gain (loss)                        1.250            (3.111)
-------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 2.246           $(2.340)
-------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------
Preferred Shareholders --
   From net investment income       $(0.321)          $(0.191)
Common Shareholders --
   From net investment income       $(0.705)          $(0.500)
-------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(1.026)          $(0.691)
-------------------------------------------------------------------
PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                  $    --           $(0.044)
-------------------------------------------------------------------
PREFERRED SHARES UNDERWRITING
   DISCOUNTS                        $    --           $(0.085)
-------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR
   (COMMON SHARES)                  $13.060           $11.840
-------------------------------------------------------------------

MARKET VALUE -- END OF YEAR
   (COMMON SHARES)                  $10.438           $10.875
-------------------------------------------------------------------

TOTAL RETURN(3)                        2.30%           (24.66)%
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                           MICHIGAN TRUST
                                  ---------------------------------
                                       YEAR ENDED NOVEMBER 30,
                                  ---------------------------------
                                    2000(1)          1999(1)(2)
-------------------------------------------------------------------

Ratios/Supplemental Data+ ++
-------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $44,734           $42,198
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(4)                     2.18%             1.78%(5)
   Net expenses after
     custodian fee
     reduction(4)                      2.09%             1.71%(5)
   Net investment income(4)            8.34%             6.77%(5)
Portfolio Turnover                       18%               90%
+  The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(4)                         2.21%             2.06%(5)
   Expenses after custodian
     fee reduction(4)                  2.12%             1.99%(5)
   Net investment income(4)            8.31%             6.49%(5)
   Net investment income per
     share                          $ 0.992           $ 0.738
-------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets,
   including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                        1.27%             1.14%(5)
   Net expenses after
     custodian fee reduction           1.22%             1.09%(5)
   Net investment income               4.90%             4.33%(5)
+  The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                            1.29%             1.32%(5)
   Expenses after custodian
     fee reduction                     1.24%             1.27%(5)
   Net investment income               4.88%             4.15%(5)
-------------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                        700               700
   Asset coverage per
     preferred share(6)             $63,906           $60,283
   Involuntary liquidation
     preference per preferred
     share(7)                       $25,000           $25,000
   Approximate market value
     per preferred share(7)         $25,000           $25,000
-------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                          NEW JERSEY TRUST
                                  ---------------------------------
                                       YEAR ENDED NOVEMBER 30,
                                  ---------------------------------
                                    2000(1)          1999(1)(2)
-------------------------------------------------------------------
Net asset value -- Beginning
   of year (Common shares)          $11.720           $15.000
-------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------
Net investment income               $ 1.012           $ 0.778
Net realized and unrealized
   gain (loss)                        0.977            (3.235)
-------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 1.989           $(2.457)
-------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------
Preferred Shareholders --
   From net investment income       $(0.324)          $(0.195)
Common Shareholders --
   From net investment income       $(0.705)          $(0.500)
-------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(1.029)          $(0.695)
-------------------------------------------------------------------
PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                  $    --           $(0.042)
-------------------------------------------------------------------
PREFERRED SHARES UNDERWRITING
   DISCOUNTS                        $    --           $(0.086)
-------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR
   (COMMON SHARES)                  $12.680           $11.720
-------------------------------------------------------------------

MARKET VALUE -- END OF YEAR
   (COMMON SHARES)                  $10.750           $10.875
-------------------------------------------------------------------

TOTAL RETURN(3)                        5.28%           (24.64)%
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                          NEW JERSEY TRUST
                                  ---------------------------------
                                       YEAR ENDED NOVEMBER 30,
                                  ---------------------------------
                                    2000(1)          1999(1)(2)
-------------------------------------------------------------------

Ratios/Supplemental Data+ ++
-------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $94,899           $90,497
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(4)                     2.08%             1.67%(5)
   Net expenses after
     custodian fee
     reduction(4)                      2.00%             1.61%(5)
   Net investment income(4)            8.64%             6.83%(5)
Portfolio Turnover                       54%              114%
+  The expenses of the Trust may reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(4)                                           1.85%(5)
   Expenses after custodian
     fee reduction(4)                                    1.79%(5)
   Net investment income(4)                              6.65%(5)
   Net investment income per
     share                                            $ 0.757
-------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on the net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                        1.21%             1.07%(5)
   Net expenses after
     custodian fee reduction           1.16%             1.03%(5)
   Net investment income               5.01%             4.35%(5)
+  The expenses of the Trust may reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                              1.18%(5)
   Expenses after custodian
     fee reduction                                       1.14%(5)
   Net investment income                                 4.24%(5)
-------------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                      1,520             1,520
   Asset coverage per
     preferred share(6)             $62,434           $59,538
   Involuntary liquidation
     preference per preferred
     share(7)                       $25,000           $25,000
   Approximate market value
     per preferred share(7)         $25,000           $25,000
-------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                           NEW YORK TRUST
                                  ---------------------------------
                                       YEAR ENDED NOVEMBER 30,
                                  ---------------------------------
                                    2000(1)          1999(1)(2)
-------------------------------------------------------------------
Net asset value -- Beginning
   of year (Common shares)          $11.800           $15.000
-------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------
Net investment income               $ 1.002           $ 0.781
Net realized and unrealized
   gain (loss)                        1.239            (3.153)
-------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 2.241           $(2.372)
-------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------
Preferred Shareholders --
   From net investment income       $(0.301)          $(0.191)
Common Shareholders --
   From net investment income       $(0.720)          $(0.510)
-------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(1.021)          $(0.701)
-------------------------------------------------------------------
PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                  $    --           $(0.041)
-------------------------------------------------------------------
PREFERRED SHARES UNDERWRITING
   DISCOUNTS                        $    --           $(0.086)
-------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR
   (COMMON SHARES)                  $13.020           $11.800
-------------------------------------------------------------------

MARKET VALUE -- END OF YEAR
   (COMMON SHARES)                  $10.750           $10.813
-------------------------------------------------------------------

TOTAL RETURN(3)                        5.90%           (25.00)%
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                           NEW YORK TRUST
                                  ---------------------------------
                                       YEAR ENDED NOVEMBER 30,
                                  ---------------------------------
                                    2000(1)          1999(1)(2)
-------------------------------------------------------------------

Ratios/Supplemental Data+ ++
-------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $113,523           $106,846
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(4)                     2.03%              1.65%(5)
   Net expenses after
     custodian fee
     reduction(4)                      1.95%              1.59%(5)
   Net investment income(4)            8.33%              6.86%(5)
Portfolio Turnover                       36%               139%
+  The expenses of the Trust may reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(4)                                            1.86%(5)
   Expenses after custodian
     fee reduction(4)                                     1.80%(5)
   Net investment income(4)                               6.65%(5)
   Net investment income per
     share                                            $  0.757
-------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets,
   including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                        1.20%              1.05%(5)
   Net expenses after
     custodian fee reduction           1.15%              1.01%(5)
   Net investment income               4.91%              4.38%(5)
+  The expenses of the Trust may reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                               1.18%(5)
   Expenses after custodian
     fee reduction                                        1.14%(5)
   Net investment income                                  4.25%(5)
-------------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                      1,780              1,780
   Asset coverage per
     preferred share(6)            $ 63,777           $ 60,026
   Involuntary liquidation
     preference per preferred
     share(7)                      $ 25,000           $ 25,000
   Approximate market value
     per preferred share(7)        $ 25,000           $ 25,000
-------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                             OHIO TRUST
                                  ---------------------------------
                                       YEAR ENDED NOVEMBER 30,
                                  ---------------------------------
                                    2000(1)          1999(1)(2)
-------------------------------------------------------------------
Net asset value -- Beginning
   of year (Common shares)          $11.910           $15.000
-------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------
Net investment income               $ 1.028           $ 0.772
Net realized and unrealized
   gain (loss)                        0.930            (3.035)
-------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 1.958           $(2.263)
-------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------
Preferred Shareholders --
   From net investment income       $(0.335)          $(0.197)
Common Shareholders --
   From net investment income       $(0.713)          $(0.502)
-------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(1.048)          $(0.699)
-------------------------------------------------------------------
PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                  $    --           $(0.043)
-------------------------------------------------------------------
PREFERRED SHARES UNDERWRITING
   DISCOUNTS                        $    --           $(0.085)
-------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR
   (COMMON SHARES)                  $12.820           $11.910
-------------------------------------------------------------------

MARKET VALUE -- END OF YEAR
   (COMMON SHARES)                  $11.375           $11.250
-------------------------------------------------------------------

TOTAL RETURN(3)                        7.55%           (22.06)%
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                             OHIO TRUST
                                  ---------------------------------
                                       YEAR ENDED NOVEMBER 30,
                                  ---------------------------------
                                    2000(1)          1999(1)(2)
-------------------------------------------------------------------

Ratios/Supplemental Data+ ++
-------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $59,121           $56,549
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(4)                     2.08%             1.84%(5)
   Net expenses after
     custodian fee
     reduction(4)                      2.01%             1.77%(5)
   Net investment income(4)            8.56%             6.74%(5)
Portfolio Turnover                       26%              136%
+  The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(4)                         2.16%             1.96%(5)
   Expenses after custodian
     fee reduction(4)                  2.09%             1.89%(5)
   Net investment income(4)            8.48%             6.62%(5)
   Net investment income per
     share                          $ 1.018           $ 0.758
-------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets,
   including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                        1.22%             1.17%(5)
   Net expenses after
     custodian fee reduction           1.18%             1.13%(5)
   Net investment income               5.02%             4.31%(5)
+  The expenses of the Trust reflect a reduction of the Investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                            1.26%             1.25%(5)
   Expenses after custodian
     fee reduction                     1.22%             1.21%(5)
   Net investment income               4.98%             4.23%(5)
-------------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                        940               940
   Asset coverage per
     preferred share(6)             $62,895           $60,158
   Involuntary liquidation
     preference per preferred
     share(7)                       $25,000           $25,000
   Approximate market value
     per preferred share(7)         $25,000           $25,000
-------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                         PENNSYLVANIA TRUST
                                  ---------------------------------
                                       YEAR ENDED NOVEMBER 30,
                                  ---------------------------------
                                    2000(1)          1999(1)(2)
-------------------------------------------------------------------
Net asset value -- Beginning
   of year (Common shares)          $11.840           $15.000
-------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------
Net investment income               $ 1.013           $ 0.780
Net realized and unrealized
   gain (loss)                        1.147            (3.108)
-------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 2.160           $(2.328)
-------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------
Preferred Shareholders --
   From net investment income       $(0.332)          $(0.201)
Common Shareholders --
   From net investment income       $(0.708)          $(0.502)
-------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(1.040)          $(0.703)
-------------------------------------------------------------------
PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                  $    --           $(0.043)
-------------------------------------------------------------------
PREFERRED SHARES UNDERWRITING
   DISCOUNTS                        $    --           $(0.086)
-------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR
   (COMMON SHARES)                  $12.960           $11.840
-------------------------------------------------------------------

MARKET VALUE -- END OF YEAR
   (COMMON SHARES)                  $10.625           $10.750
-------------------------------------------------------------------

TOTAL RETURN(3)                        5.29%           (25.50)%
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING PERIODS STATED

                                         PENNSYLVANIA TRUST
                                  ---------------------------------
                                       YEAR ENDED NOVEMBER 30,
                                  ---------------------------------
                                    2000(1)          1999(1)(2)
-------------------------------------------------------------------

Ratios/Supplemental Data+ ++
-------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $57,021           $54,045
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(4)                     1.95%             1.77%(5)
   Net expenses after
     custodian fee
     reduction(4)                      1.86%             1.70%(5)
   Net investment income(4)            8.46%             6.85%(5)
Portfolio Turnover                       19%               79%
+  The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(4)                         2.14%             1.98%(5)
   Expenses after custodian
     fee reduction(4)                  2.05%             1.91%(5)
   Net investment income(4)            8.27%             6.64%(5)
   Net investment income per
     share                          $ 0.990           $ 0.756
-------------------------------------------------------------------
++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets,
   including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                        1.14%             1.13%(5)
   Net expenses after
     custodian fee reduction           1.09%             1.08%(5)
   Net investment income               4.96%             4.37%(5)
+  The expenses of the Trust reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                            1.25%             1.26%(5)
   Expenses after custodian
     fee reduction                     1.20%             1.21%(5)
   Net investment income               4.85%             4.24%(5)
-------------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                        900               900
   Asset coverage per
     preferred share(6)             $63,357           $60,050
   Involuntary liquidation
     preference per preferred
     share(7)                       $25,000           $25,000
   Approximate market value
     per preferred share(7)         $25,000           $25,000
-------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
 (5)  Annualized.
 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Florida Municipal Income Trust (Florida Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust), and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (individually referred to as the Trust or collectively the Trusts) are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. The Trusts were organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998. Each Trust's investment objective is to achieve current income exempt from regular federal income taxes and taxes in its specified state. Each Trust seeks to achieve its objective by investing primarily in investment grade municipal obligations issued by its specified state.

   The following is a summary of significant accounting policies consistently followed by each Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Investment Transactions -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

 C Income -- Interest income is determined on the basis of interest accrued adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. The Trusts will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Trusts will begin accreting market discounts on debt securities effective January 1, 2001. Prior to this date, the Trusts did not accrete market discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of each Trust. The impact of this accounting change has not been determined but will result in an increase to cost of securities and a corresponding increase in net unrealized depreciation based on securities held as of November 30, 2000.

 D Federal Taxes -- Each Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At November 30, 2000, the Trusts, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers of each Trust are as follows:

    FUND                                      AMOUNT      EXPIRES
    -----------------------------------------------------------------------------------------
    California Trust                          $2,239,451                    November 30, 2008
                                               6,426,778                    November 30, 2007
    Florida Trust                              1,777,536                    November 30, 2008
                                               2,089,704                    November 30, 2007
    Massachusetts Trust                        1,739,252                    November 30, 2008
                                               1,625,192                    November 30, 2007
    Michigan Trust                               624,509                    November 30, 2008
                                               1,193,621                    November 30, 2007
    New Jersey Trust                           3,178,038                    November 30, 2008
                                               4,426,695                    November 30, 2007
    New York Trust                             1,920,646                    November 30, 2008
                                               6,127,495                    November 30, 2007

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

    FUND                                      AMOUNT      EXPIRES
    -----------------------------------------------------------------------------------------
    Ohio Trust                                $  643,577                    November 30, 2008
                                               2,126,380                    November 30, 2007
    Pennsylvania Trust                           807,118                    November 30, 2008
                                               1,594,189                    November 30, 2007

   In addition, each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Trust, as exempt-interest dividends.

 E Organization and Offering Costs -- Costs incurred by each Trust in connection with its organization have been expensed. Costs incurred by the Trust in connection with the offerings of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

 F Financial Futures Contracts -- Upon the entering of a financial futures contract, a Trust is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Trust. A Trust's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 G Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Trust, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Trust will realize a loss in the amount of the cost of the option. When a Trust enters into a closing sale transaction, a Trust will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Trust exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the daily average cash balances each Trust maintains with IBT. All significant credit balances used to reduce the Trusts' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2 Auction Preferred Shares (APS)
-------------------------------------------
   Each Trust issued Auction Preferred Shares on March 1, 1999 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Trust. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Trust's APS and have been reset every seven days thereafter by an auction.

   Auction Preferred Shares issued and outstanding as of November 30, 2000 and dividend rate ranges for the year ended November 30, 2000 are as indicated below:

                                                 PREFERRED SHARES         DIVIDENDS RATE
    TRUST                                     ISSUED AND OUTSTANDING          RANGES
    ----------------------------------------------------------------------------------------
    California Trust                                       2,360           2.00% - 4.25%
    Florida Trust                                          1,420           2.50% - 4.95%
    Massachusetts Trust                                      860           2.34% - 4.75%
    Michigan Trust                                           700           2.70% - 4.50%
    New Jersey Trust                                       1,520           2.40% - 4.75%
    New York Trust                                         1,780           2.45% - 4.55%
    Ohio Trust                                               940           2.65% - 4.88%
    Pennsylvania Trust                                       900           2.61% - 4.85%

   The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in each Trust's By-Laws and the Investment Company Act of 1940. Each Trust pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3 Distributions to Shareholders
-------------------------------------------
   Each Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on November 30, 2000 was 4.00%, 4.00%, 2.61%, 4.00%, 4.00%,
   3.68%, 4.10%, and 4.00%, for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. For the year ended November 30, 2000, the amount of dividends each Trust paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

                                                DIVIDENDS PAID TO      AVERAGE APS
    TRUST                                     PREFERRED SHAREHOLDERS  DIVIDEND RATES
    --------------------------------------------------------------------------------
    California Trust                                $1,981,715               3.39%
    Florida Trust                                    1,428,492               3.97%
    Massachusetts Trust                                740,116               3.44%
    Michigan Trust                                     669,102               3.78%
    New Jersey Trust                                 1,449,883               3.83%
    New York Trust                                   1,594,844               3.54%
    Ohio Trust                                         931,399               3.99%
    Pennsylvania Trust                                 885,222               3.95%

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at an annual rate of 0.70% of each Trust's average weekly gross assets, was earned by Eaton Vance Management
   (EVM) as compensation for investment advisory services rendered to each Trust. Except for Trustees of each Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Trust out of such investment adviser fee. For the year ended
   November 30, 2000, the fee was equivalent to 0.70% of each Trust's average weekly gross assets and amounted to $1,190,371, $600,967, $359,019, $297,428,
   $633,485, $759,067, $396,139, and $378,709, for California Trust, Florida
   Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. In order to enhance the net income of Florida Trust, Michigan Trust, Ohio Trust and Pennsylvania Trust, EVM waived a portion of its investment advisory fee in the amount of $38,341, $7,712, $25,325, and $60,023, respectively. EVM also serves as the administrator of each Trust. An administration fee, computed at the annual rate of 0.20% of the average weekly gross assets of each Trust is paid to EVM for administering business affairs of each Trust. For the year ended November 30, 2000, the administrative fee amounted to $287,075, $172,685, $102,567,
   $84,962, $181,441, $216,229, $113,612, and $109,042, for California Trust,
   Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

   Trustees of the Trusts that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2000, no significant amounts have been deferred.

   Certain officers and one Trustee of each Trust are officers of the above organization.

5 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations for the year ended November 30, 2000 were as follows:

    CALIFORNIA TRUST
    -----------------------------------------------------
    Purchases                                 $41,348,011
    Sales                                      40,947,917

    FLORIDA TRUST
    -----------------------------------------------------
    Purchases                                 $17,083,705
    Sales                                      18,027,696

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

    MASSACHUSETTS TRUST
    -----------------------------------------------------
    Purchases                                 $16,481,402
    Sales                                      16,297,949
    MICHIGAN TRUST
    -----------------------------------------------------
    Purchases                                 $ 7,644,037
    Sales                                       7,946,890
    NEW JERSEY TRUST
    -----------------------------------------------------
    Purchases                                 $48,365,585
    Sales                                      50,414,004

    NEW YORK TRUST
    -----------------------------------------------------
    Purchases                                 $38,731,721
    Sales                                      39,665,870
    OHIO TRUST
    -----------------------------------------------------
    Purchases                                 $15,741,423
    Sales                                      14,872,327
    PENNSYLVANIA TRUST
    -----------------------------------------------------
    Purchases                                 $10,236,987
    Sales                                      10,690,377

6 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized depreciation in value of the investments owned by each Trust at November 30, 2000, as computed for Federal income tax purposes, were as follows:

    CALIFORNIA TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $153,997,566
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,992,902
    Gross unrealized depreciation               (5,423,898)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (3,430,996)
    ------------------------------------------------------
    FLORIDA TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 93,579,212
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,051,484
    Gross unrealized depreciation               (4,969,528)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (3,918,044)
    ------------------------------------------------------

    MASSACHUSETTS TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 55,705,380
    ------------------------------------------------------
    Gross unrealized appreciation             $    719,571
    Gross unrealized depreciation               (3,454,592)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,735,021)
    ------------------------------------------------------

    MICHIGAN TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 46,120,770
    ------------------------------------------------------
    Gross unrealized appreciation             $    399,979
    Gross unrealized depreciation               (2,434,380)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,034,401)
    ------------------------------------------------------

    NEW JERSEY TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 94,628,970
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,898,070
    Gross unrealized depreciation               (4,302,856)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,404,786)
    ------------------------------------------------------

    NEW YORK TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $113,519,251
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,154,728
    Gross unrealized depreciation               (4,092,028)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (1,937,300)
    ------------------------------------------------------

    OHIO TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 61,497,905
    ------------------------------------------------------
    Gross unrealized appreciation             $    729,245
    Gross unrealized depreciation               (3,759,567)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (3,030,322)
    ------------------------------------------------------

    PENNSYLVANIA TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 58,735,177
    ------------------------------------------------------
    Gross unrealized appreciation             $    327,646
    Gross unrealized depreciation               (3,112,832)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,785,186)
    ------------------------------------------------------

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

7 Shares of Beneficial Interest
-------------------------------------------
   Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares were as follows:

                                               CALIFORNIA TRUST
                                              -------------------
                                                  YEAR ENDED
                                                 NOVEMBER 30,
                                              -------------------
                                              2000     1999(1)
    -------------------------------------------------------------
    Sales                                          --   7,015,000
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                38,649      58,089
    -------------------------------------------------------------
    NET INCREASE                               38,649   7,073,089
    -------------------------------------------------------------

                                                 FLORIDA TRUST
                                              -------------------
                                                  YEAR ENDED
                                                 NOVEMBER 30,
                                              -------------------
                                              2000     1999(1)
    -------------------------------------------------------------
    Sales                                          --   4,197,500
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                 4,634      20,554
    -------------------------------------------------------------
    NET INCREASE                                4,634   4,218,054
    -------------------------------------------------------------

                                              MASSACHUSETTS TRUST
                                              -------------------
                                                  YEAR ENDED
                                                 NOVEMBER 30,
                                              -------------------
                                              2000     1999(1)
    -------------------------------------------------------------
    Sales                                          --   2,530,000
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                26,104      31,484
    -------------------------------------------------------------
    NET INCREASE                               26,104   2,561,484
    -------------------------------------------------------------

                                                MICHIGAN TRUST
                                              -------------------
                                                  YEAR ENDED
                                                 NOVEMBER 30,
                                              -------------------
                                              2000     1999(1)
    -------------------------------------------------------------
    Sales                                          --   2,070,000
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                    --       8,530
    -------------------------------------------------------------
    NET INCREASE                                   --   2,078,530
    -------------------------------------------------------------

                                               NEW JERSEY TRUST
                                              -------------------
                                                  YEAR ENDED
                                                 NOVEMBER 30,
                                              -------------------
                                              2000     1999(1)
    -------------------------------------------------------------
    Sales                                          --   4,450,000
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                 6,404      21,641
    -------------------------------------------------------------
    NET INCREASE                                6,404   4,471,641
    -------------------------------------------------------------

                                                NEW YORK TRUST
                                              -------------------
                                                  YEAR ENDED
                                                 NOVEMBER 30,
                                              -------------------
                                              2000     1999(1)
    -------------------------------------------------------------
    Sales                                          --   5,250,000
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                17,962      25,293
    -------------------------------------------------------------
    NET INCREASE                               17,962   5,275,293
    -------------------------------------------------------------

                                                  OHIO TRUST
                                              -------------------
                                                  YEAR ENDED
                                                 NOVEMBER 30,
                                              -------------------
                                              2000     1999(1)
    -------------------------------------------------------------
    Sales                                          --   2,760,000
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                 3,170       7,587
    -------------------------------------------------------------
    NET INCREASE                                3,170   2,767,587
    -------------------------------------------------------------

                                              PENNSYLVANIA TRUST
                                              -------------------
                                                  YEAR ENDED
                                                 NOVEMBER 30,
                                              -------------------
                                              2000     1999(1)
    -------------------------------------------------------------
    Sales                                          --   2,645,000
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                    --      11,576
    -------------------------------------------------------------
    NET INCREASE                                   --   2,656,576
    -------------------------------------------------------------

 (1) For the period from the start of business, January 29, 1999 to November 30, 1999.

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

8 Financial Instruments
-------------------------------------------
   Each Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at November 30, 2000 is as follows:

                                    EXPIRATION                                        NET UNREALIZED
    TRUST                           DATE        CONTRACTS                 POSITION     DEPRECIATION
    ------------------------------------------------------------------------------------------------
    New York                        3/01        60 US Treasury Bond       Short          $(88,733)
    Ohio                            3/01        40 US Treasury Bond       Short          $(59,155)

   At November 30, 2000, the Trusts had sufficient cash and/ or securities to cover margin requirements on open future contracts.

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE CALIFORNIA MUNICIPAL INCOME TRUST, EATON VANCE FLORIDA MUNICIPAL INCOME TRUST, EATON VANCE MASSACHUSETTS MUNICIPAL INCOME TRUST, EATON VANCE MICHIGAN MUNICIPAL INCOME TRUST, EATON VANCE NEW JERSEY MUNICIPAL INCOME TRUST, EATON VANCE NEW YORK MUNICIPAL INCOME TRUST, EATON VANCE OHIO MUNICIPAL INCOME TRUST, AND EATON VANCE PENNSYLVANIA MUNICIPAL INCOME TRUST:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Eaton Vance California Municipal Income Trust, Eaton Vance Florida Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust (the Trusts) as of November 30, 2000, the related statements of operations, and changes in net assets and the financial highlights for the year ended November 30, 2000 and for the period from the start of business, January 29, 1999, to November 30, 1999. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities held as of November 30, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Eaton Vance California Municipal Income Trust, Eaton Vance Florida Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust at November 30, 2000, and the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 29, 2000

DIVIDEND REINVESTMENT PLAN

Each Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the same Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Trust's transfer agent, PFPC, Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC, Inc., at 1-800-331-1710.

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                                      ------------------------------------------------------
                                                      Please print exact name on account
                                                      ------------------------------------------------------
                                                      Shareholder signature                   Date
                                                      ------------------------------------------------------
                                                      Shareholder signature                   Date
                                                      Please sign exactly as your common shares are registered.
                                                      All persons whose names appear on the share certificate
                                                      must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                                  Eaton Vance Municipal Income Trusts
                                  c/o PFPC, Inc.
                                  P.O. Box 8030
                                  Boston, MA 02266-8030
                                  800-331-1710
--------------------------------------------------------------------------------

NUMBER OF EMPLOYEES

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of November 30, 2000, our records indicate that there are 82, 57, 64, 38, 58, 57, 64 and 68 registered shareholders for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively, and approximately 2,700, 1,900, 1,200, 1,100, 1,900, 2,400, 1,400, and 1,400 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

                                  Eaton Vance Distributors, Inc.
                                  The Eaton Vance Building
                                  255 State Street
                                  Boston, MA 02109
                                  1-800-225-6265

AMERICAN STOCK EXCHANGE SYMBOLS

California Trust                       CEV
Florida Trust                          FEV
Massachusetts Trust                    MMV
Michigan Trust                         EMI
New Jersey Trust                       EVJ
New York Trust                         EVY
Ohio Trust                             EVO
Pennsylvania Trust                     EVP

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPAL INCOME TRUSTS

Officers

Thomas J. Fetter
President and Porfolio Manager
of New York and Ohio Municipal
Income Trusts

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts and
New Jersey Municipal Income
Trusts

Cynthia J. Clemson
Vice President and Portfolio
Manager of California, Florida
and Pennsylvania Municipal Income
Trusts

William H. Ahern, Jr.
Vice President and Portfolio Manager
of Michigan Municipal Income
Trust

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant